Restricted cash and cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Restricted cash and cash and cash equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	2024	2025
	RMB’000	RMB’000
Restricted cash	1,012	5,102

	2024	2025
	RMB’000	RMB’000
Cash and cash equivalents
Cash at banks	42,829	60,202
Cash on hand	7	57
Total	42,836	60,259

Schedule of Cash and Cash Equivalents for Consolidated Statement
	2024	2025
	RMB’000	RMB’000
Cash and cash equivalents	42,836	60,259

Schedule of Cash and Cash Equivalents Denominated in Currencies
	2024	2025
	RMB’000	RMB’000
RMB	42,738	59,651
US dollars	98	819
Hong Kong dollars	—	159
	42,836	60,259